SUBSEQUENT EVENTS (Detail Textuals) (USD $)	9 Months Ended		12 Months Ended					12 Months Ended		1 Months Ended	2 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Jan. 27, 2012	Jan. 26, 2012	Sep. 30, 2013 Common Stock	Sep. 30, 2012 Common Stock	Nov. 28, 2012 Subsequent Event	Aug. 28, 2014 Subsequent Event	Nov. 29, 2012 Subsequent Event Securities Purchase Agreement With Crede CG II Ltd Common Stock	Nov. 29, 2012 Subsequent Event Securities Purchase Agreement With Crede CG II Ltd Series A Convertible Preferred Stock	Sep. 30, 2012 Subsequent Event Securities Purchase Agreement With Crede CG II Ltd Series A Convertible Preferred Stock
Subsequent Event [Line Items]
Shares issued (in shares)								21,447,875	44,963,516			179,211	5,500,000
Issuance price of stock issued										$ 11.16		$ 11.16	$ 1,000
Gross proceeds from sale of common stock	$ 2,145,956	$ 2,000,000	$ 3,900,000	$ 2,101,000	$ 4,735,000							$ 2,000,000
Fixed conversion price														$ 11.16
Reverse stock split											one-for-sixty
Common stock, shares authorized	1,350,000,000		1,350,000,000	1,350,000,000	800,000,000	1,350,000,000	800,000,000				500,000,000